Average Annual Total Returns - AST HOTCHKIS WILEY LARGE-CAP VALUE PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.27%	9.76%	10.09%	18.40%	15.21%	13.87%	2.80%	9.74%	10.50%